SHARE BASED COMPENSATION (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended			6 Months Ended	1 Months Ended			6 Months Ended		1 Months Ended
	Apr. 02, 2013	Jan. 31, 2013	Jun. 30, 2013	Mar. 13, 2013 Minimum [Member]	Mar. 13, 2013 Maximum [Member]	Jun. 30, 2013 Subsequent Event [Member]	May 31, 2013 Mr. Zolotas [Member]	Apr. 02, 2013 Mr. Zolotas [Member]	Apr. 02, 2013 Three Year Vesting Schedule [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Apr. 02, 2013 Board of Directors Chairman [Member]	Sep. 06, 2013 Board of Directors Chairman [Member] Minimum [Member]	Sep. 06, 2013 Board of Directors Chairman [Member] Maximum [Member]	Apr. 02, 2013 Employees, Officers and Directors [Member]
Share Based Compensation [Line Items]
Increment in reserved common shares				138,889	2,480,640
Allocated Share-based Compensation Expense										$ 19,647	$ 2,008
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			(576,783)									70,002			84,508
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options										5,075
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								925,926							158,223
Stock or Unit Option Plan Expense													1,500	5,000
Base Salary Under Employment Agreement		1,500
Bonus Per Year Under Employment Agreement		$ 4,500
Stock Issued During Period, Shares, New Issues							338,918
Percentage Of Yearly Increase In Common Shares Available For Issuance	40.00%					5.00%			30.00%